Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2019
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

Note 23:- Supplementary Financial Statement Information

a.	Composition of Non-controlling interest in material partially owned subsidiaries:

	December 31,
	2019	2018
Matrix and its subsidiaries	$120,225	$106,667
Sapiens and its subsidiaries	203,942	193,832
Magic Software and its subsidiaries	150,370	137,158
Other	157	110
	$474,694	$437,767

b.	The following table provides detailed breakdown of the Group's financial income and expenses:

	Year ended December 31,
	2019	2018	2017
Financial expenses:
Financial expenses related to liabilities in respect of business combinations	$1,061	$1,108	$765
Interest expenses on loans and borrowings	6,376	6,891	7,700
Financial costs related to Debentures	5,632	5,479	2,832
Interest expenses attributed to IFRS 16	4,195	-	-
Bank charges, negative foreign exchange differences and other financial expenses	5,179	2,374	18,573
	22,443	15,852	29,870
Financial income:
Income from marketable securities and embedded derivative	747	832	138
Interest income from deposits, positive foreign exchange differences and other financial income	3,044	6,730	8,613
	3,791	7,562	8,751

Financial expenses, net	$18,652	$8,290	$21,119

c.	Geographical information:

1)	The Group's property and equipment is located as follows:

	December 31,
	2019	2018

Israel	$28,446	$22,401
United States	4,709	4,033
Europe	1,828	1,307
Japan	265	282
Other	7,811	1,159

Total	$43,059	$29,182

2)	Revenues:

The Group's revenues classified by geographic area (based on the location of customers) are as follows:

	Year ended December 31,
	2019	2018	2017
Israel	$1,047,265	$893,605	$846,298
International:
United States	462,803	418,148	322,892
Europe	145,564	141,316	131,025
Africa	15,336	13,726	24,370
Japan	14,925	11,053	15,763
Other (mainly Asia pacific)	15,222	15,140	14,791
Total	$1,701,115	$1,492,988	$1,355,139

d.	Earnings per share:

The following table presents the computation of basic and diluted net earnings per share for the Group:

	Year ended December 31,
	2019	2018	2017

Numerator:
Basic earnings per share – net income attributable to equity holders of the Company	$38,820	$32,365	$10,352
Diluted earnings per share - net income attributable to equity holders of the Company	$37,457	$33,376	$10,085
Denominator:
Basic earnings per share - weighted average shares outstanding	15,190	14,740	14,437
Effect of dilutive securities	151	831	295

Diluted earnings per share – adjusted weighted average shares outstanding	15,341	15,571	14,732

Basic net earnings per share	2.56	2.20	0.72

Diluted net earnings per share	2.44	2.14	0.68